Financial assets at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2026
Financial assets at fair value through profit or loss [abstract]
Summary of financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
in EUR million	30 June 2026	31 December 2025
Trading assets	64,728	55,730
Non-trading derivatives	1,501	1,657
Designated at fair value through profit or loss	3,455	3,448
Mandatorily measured at fair value through profit or loss	90,373	72,322
	160,057	133,157

Summary of exposure to (reverse) repurchase agreements

Exposure to (reverse) repurchase agreements
in EUR million	30 June 2026	31 December 2025
Reverse repurchase transactions
Loans and advances to banks	15,566	6,836
Loans and advances to customers	5,107	3,866
Trading assets, loans and receivables	725	1,574
Loans and receivables mandatorily measured at fair value through profit or loss	86,092	68,469
	107,490	80,746
Repurchase transactions
Deposits from banks	3,654	330
Customer deposits	1,765	182
Trading liabilities, funds on deposit	13	31
Funds entrusted designated and measured at fair value through profit or loss	65,041	46,211
	70,472	46,755